Fair Value Measurements (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Cash and cash equivalents	$ 1,060,000,000	$ 1,110,000,000
Impaired loans	4,300,000
Specific reserves and other write downs on impaired loans	718,000
Troubled debt restructured loans balance	532,000	$ 543,000
Troubled debt restructured loans, specific reserve	$ 34,000
Minimum [Member]
Estimated selling costs	7.00%
Maximum [Member]
Estimated selling costs	10.00%